Financial Instruments - Foreign Exchange Forward Contracts Representing Commitments to Buy and Sell Various Foreign Currencies (Detail) - 12 months ended Dec. 31, 2024
€ in Millions, $ in Millions, $ in Millions, $ in Millions
	MXN ($)	CAD ($)	EUR (€)	USD ($)
Canada, Dollars | US Dollar [Member]
Derivative [Line Items]
Derivative, Notional Amount (Sell Contracts)				$ (1,421)
Canada, Dollars | 2025 [Member] | Long [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	1.364
Derivative, Notional Amount (Buy Contracts)				180
Canada, Dollars | 2025 [Member] | Short [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Sales Exchange Rate	0.747
Derivative, Notional Amount (Sell Contracts)				(924)
Canada, Dollars | 2026 [Member] | Long [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	1.346
Derivative, Notional Amount (Buy Contracts)				58
Canada, Dollars | 2026 [Member] | Short [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Sales Exchange Rate	0.751
Derivative, Notional Amount (Sell Contracts)				(453)
Canada, Dollars | 2027 [Member] | Long [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	1.341
Derivative, Notional Amount (Buy Contracts)				28
Canada, Dollars | 2027 [Member] | Short [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Sales Exchange Rate	0.749
Derivative, Notional Amount (Sell Contracts)				(234)
Canada, Dollars | 2028 [Member] | Long [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	1.323
Derivative, Notional Amount (Buy Contracts)				10
Canada, Dollars | 2028 [Member] | Short [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Sales Exchange Rate	0.756
Derivative, Notional Amount (Sell Contracts)				(86)
United States of America, Dollars | Euro [Member]
Derivative [Line Items]
Derivative, Notional Amount (Buy Contracts) | €			€ 160
United States of America, Dollars | Mexican Peso [Member]
Derivative [Line Items]
Derivative, Notional Amount (Buy Contracts)	$ 22,347
United States of America, Dollars | Canadian [Member]
Derivative [Line Items]
Derivative, Notional Amount (Buy Contracts)		$ 1,894
United States of America, Dollars | 2025 [Member] | Long [Member] | Euro [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	1.083
Derivative, Notional Amount (Buy Contracts) | €			197
United States of America, Dollars | 2025 [Member] | Long [Member] | Mexican Peso [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.05
Derivative, Notional Amount (Buy Contracts)	$ 12,117
United States of America, Dollars | 2025 [Member] | Long [Member] | Canadian [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.747
Derivative, Notional Amount (Buy Contracts)		1,237
United States of America, Dollars | 2025 [Member] | Short [Member] | Euro [Member]
Derivative [Line Items]
Foreign exchange forward contract, Sales Exchange Rate	0.911
Derivative, Notional Amount (Sell Contracts) | €			(146)
United States of America, Dollars | 2025 [Member] | Short [Member] | Mexican Peso [Member]
Derivative [Line Items]
Foreign exchange forward contract, Sales Exchange Rate	18.703
Derivative, Notional Amount (Sell Contracts)	$ (60)
United States of America, Dollars | 2025 [Member] | Short [Member] | Canadian [Member]
Derivative [Line Items]
Foreign exchange forward contract, Sales Exchange Rate	1.364
Derivative, Notional Amount (Sell Contracts)		(245)
United States of America, Dollars | 2026 [Member] | Long [Member] | Euro [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	1.109
Derivative, Notional Amount (Buy Contracts) | €			146
United States of America, Dollars | 2026 [Member] | Long [Member] | Mexican Peso [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.049
Derivative, Notional Amount (Buy Contracts)	$ 6,803
United States of America, Dollars | 2026 [Member] | Long [Member] | Canadian [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.751
Derivative, Notional Amount (Buy Contracts)		602
United States of America, Dollars | 2026 [Member] | Short [Member] | Euro [Member]
Derivative [Line Items]
Foreign exchange forward contract, Sales Exchange Rate	0.896
Derivative, Notional Amount (Sell Contracts) | €			(66)
United States of America, Dollars | 2026 [Member] | Short [Member] | Canadian [Member]
Derivative [Line Items]
Foreign exchange forward contract, Sales Exchange Rate	1.346
Derivative, Notional Amount (Sell Contracts)		(77)
United States of America, Dollars | 2027 [Member] | Long [Member] | Euro [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	1.119
Derivative, Notional Amount (Buy Contracts) | €			98
United States of America, Dollars | 2027 [Member] | Long [Member] | Mexican Peso [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.046
Derivative, Notional Amount (Buy Contracts)	$ 3,521
United States of America, Dollars | 2027 [Member] | Long [Member] | Canadian [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.749
Derivative, Notional Amount (Buy Contracts)		313
United States of America, Dollars | 2027 [Member] | Short [Member] | Euro [Member]
Derivative [Line Items]
Foreign exchange forward contract, Sales Exchange Rate	0.89
Derivative, Notional Amount (Sell Contracts) | €			(45)
United States of America, Dollars | 2027 [Member] | Short [Member] | Mexican Peso [Member]
Derivative [Line Items]
Foreign exchange forward contract, Sales Exchange Rate	22.566
Derivative, Notional Amount (Sell Contracts)	$ (34)
United States of America, Dollars | 2027 [Member] | Short [Member] | Canadian [Member]
Derivative [Line Items]
Foreign exchange forward contract, Sales Exchange Rate	1.341
Derivative, Notional Amount (Sell Contracts)		(37)
United States of America, Dollars | 2028 [Member] | Long [Member] | Euro [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	1.145
Derivative, Notional Amount (Buy Contracts) | €			10
United States of America, Dollars | 2028 [Member] | Long [Member] | Canadian [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.756
Derivative, Notional Amount (Buy Contracts)		114
United States of America, Dollars | 2028 [Member] | Short [Member] | Euro [Member]
Derivative [Line Items]
Foreign exchange forward contract, Sales Exchange Rate	0.887
Derivative, Notional Amount (Sell Contracts) | €			(27)
United States of America, Dollars | 2028 [Member] | Short [Member] | Canadian [Member]
Derivative [Line Items]
Foreign exchange forward contract, Sales Exchange Rate	1.323
Derivative, Notional Amount (Sell Contracts)		$ (13)
United States of America, Dollars | 2029 [Member] | Short [Member] | Euro [Member]
Derivative [Line Items]
Foreign exchange forward contract, Sales Exchange Rate	0.884
Derivative, Notional Amount (Sell Contracts) | €			€ (7)
Euro Member Countries, Euro | US Dollar [Member]
Derivative [Line Items]
Derivative, Notional Amount (Sell Contracts)				(175)
Euro Member Countries, Euro | 2025 [Member] | Long [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.911
Derivative, Notional Amount (Buy Contracts)				160
Euro Member Countries, Euro | 2025 [Member] | Short [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Sales Exchange Rate	1.083
Derivative, Notional Amount (Sell Contracts)				(214)
Euro Member Countries, Euro | 2026 [Member] | Long [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.896
Derivative, Notional Amount (Buy Contracts)				73
Euro Member Countries, Euro | 2026 [Member] | Short [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Sales Exchange Rate	1.109
Derivative, Notional Amount (Sell Contracts)				(162)
Euro Member Countries, Euro | 2027 [Member] | Long [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.89
Derivative, Notional Amount (Buy Contracts)				51
Euro Member Countries, Euro | 2027 [Member] | Short [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Sales Exchange Rate	1.119
Derivative, Notional Amount (Sell Contracts)				(110)
Euro Member Countries, Euro | 2028 [Member] | Long [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.887
Derivative, Notional Amount (Buy Contracts)				31
Euro Member Countries, Euro | 2028 [Member] | Short [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Sales Exchange Rate	1.145
Derivative, Notional Amount (Sell Contracts)				(12)
Euro Member Countries, Euro | 2029 [Member] | Long [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Sales Exchange Rate	0.884
Derivative, Notional Amount (Buy Contracts)				$ 8